Segment Information - Schedule of major customer information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major customer information
Revenue	$ 60,202	$ 53,505	$ 47,300
Client A
Major customer information
Revenue	$ 3,111	$ 4,416	$ 5,195